EMPLOYEE AND DIRECTOR BENEFITS, Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Total stock-based compensation recognized as compensation expense [Abstract]
Total compensation expense	$ 1	$ 24
Option Grants [Member]
Total stock-based compensation recognized as compensation expense [Abstract]
Total compensation expense	1	24
Restricted Stock Grants [Member]
Total stock-based compensation recognized as compensation expense [Abstract]
Total compensation expense	$ 0	$ 0